UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28-7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            11/2/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:  $104,487,878.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
IBM                              COMMON         459200101 7,482,722   36,070 X                   NONE        x      0    0
CHEVRON                          COMMON         166764100 6,086,647   52,219 X                   NONE        x      0    0
APPLE                            COMMON         37833100  5,643,751    8,460 X                   NONE        x      0    0
VANGUARD EMERGING MARKETS VIPERS COMMON         922042858 5,127,388  122,900 X                   NONE        x      0    0
PFIZER                           COMMON         717081103 4,766,454  191,809 X                   NONE        x      0    0
UNITED TECHNOLOGIES              COMMON         913017109 4,073,037   52,025 X                   NONE        x      0    0
AFLAC INC                        COMMON         1055102   3,926,399   82,005 X                   NONE        x      0    0
JOHNSON & JOHNSON                COMMON         478160104 3,759,041   54,550 X                   NONE        x      0    0
PEPSICO INC                      COMMON         713448108 3,435,388   48,543 X                   NONE        x      0    0
GENERAL ELECTRIC CO.             COMMON         369604103 3,370,754  148,426 X                   NONE        x      0    0
PROCTOR & GAMBLE                 COMMON         742718109 3,197,704   46,103 X                   NONE        x      0    0
INTEL CORP                       COMMON         458140100 3,174,167  140,078 X                   NONE        x      0    0
J P MORGAN CHASE                 COMMON         46625H100 3,136,390   77,480 X                   NONE        x      0    0
SCHLUMBERGER                     COMMON         806857108 3,093,337   42,767 X                   NONE        x      0    0
TEVA                             COMMON         881624209 2,779,646   67,125 X                   NONE        x      0    0
MC CORMICK                       COMMON         579780206 2,680,748   43,210 X                   NONE        x      0    0
CSX                              COMMON         126408103 2,657,038  128,050 X                   NONE        x      0    0
SUNCOR                           COMMON         867224107 2,639,498   80,350 X                   NONE        x      0    0
MICROSOFT                        COMMON         594918104 2,633,790   88,501 X                   NONE        x      0    0
XBI                              COMMON         78463X301 2,609,875   27,940 X                   NONE        x      0    0
HOME DEPOT                       COMMON         437076102 2,571,762   42,600 X                   NONE        x      0    0
NUCOR                            COMMON         670346105 2,397,372   62,660 X                   NONE        x      0    0
EXXON CORP                       COMMON         302290101 2,301,248   25,164 X                   NONE        x      0    0
VISA                             COMMON         92826C839 2,194,807   16,345 X                   NONE        x      0    0
SPIDER GOLD TR                   COMMON         78463V107 2,084,166   12,125 X                   NONE        x      0    0
CISCO                            COMMON         17275R102 1,984,165  103,883 X                   NONE        x      0    0
GOLDMAN SACHS                    COMMON         38141G104 1,916,645   16,860 X                   NONE        x      0    0
STRYKER                          COMMON         863667101 1,900,789   34,150 X                   NONE        x      0    0
TIFFANY                          COMMON         886547108 1,668,594    26965 X                   NONE        x      0    0
PAYCHEX                          COMMON         704326107 1,542,992   46,350 X                   NONE        x      0    0
COCA COLA CO.                    COMMON         191216100 1,312,378   34,600 X                   NONE        x      0    0
PRAXAIR                          COMMON         74005P104 1,122,423   10,805 X                   NONE        x      0    0
SOVRAN SELF STORAGE              COMMON         78462F103 1,031,176   17,825 X                   NONE        x      0    0
VAW                              COMMON         92204A801   884,129   10,665 X                   NONE        x      0    0
ILLINOIS TOOL WORKS              COMMON         452308109   779,949   13,115 X                   NONE        x      0    0
DU PONT E I DE NEMOURS           COMMON         263534109   764,104   15,200 X                   NONE        x      0    0
AT&T                             COMMON         00206R102   537,489   14,257 X                   NONE        x      0    0
3M                               COMMON         88579Y101   462,100    5,000 X                   NONE        x      0    0
ENCANA                           COMMON         292505104   420,316   19,175 X                   NONE        x      0    0
BRISTOL MYERS                    COMMON         110122108   337,500   10,000 X                   NONE        x      0    0


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